GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 2,885,645	$ 3,245,903	$ 8,172,469	$ 12,737,673	$ 16,102,136	$ 34,424,314
Net Income (Loss) Attributable to Parent	894,596	$ 11,024,951	4,773,744	$ 30,763,863	37,685,163	17,106,497
Retained Earnings (Accumulated Deficit)	111,230,122		111,230,122		106,456,378	57,886,336
Cash and cash equivalents	$ 737,850		$ 737,850		$ 2,994,885	$ 17,023,266